Identification and business activity - Net cash flows of discontinued operations (Details) - Mining activities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Identification and business activity
Operating activities	$ (2)	$ 1,800	$ 1,732
Investing activities		(1,817)	(1,796)
Net decrease in cash and cash equivalents during the year	$ (2)	$ (17)	$ (64)